Related Party Transactions (Details Textual 1) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 25, 2013	Sep. 30, 2014
Related Party Transaction [Line Items]
Cash compensation to officers				$ 192,000		$ 220,704	$ 454,549
Loan payable, current								264,352
Interest expense		(2,044)	(2,091)	(4,067)	(4,073)	(3,947)	(8,020)	(7,521)
Stock issued in exchange for reduction in royalties						1,150,000	1,150,000
Director fees recognized				48,500		15,000	44,333
Valent Technologies, LLC
Related Party Transaction [Line Items]
Loan payable, current		272,372		276,439	272,372		272,372			278,530
Interest expense				26,439		3,947	22,372
Stock issued in exchange for reduction in royalties									1,150,000
Payments of stock issuance costs						$ 598,000	$ 598,000